SCHEDULE OF CONSOLIDATED BALANCE SHEET FOR ADOPTION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets	$ 15,679	¥ 108,129	¥ 134,002	¥ 136,665
Operating lease right-of-use assets	2,369	16,342	34,948
Operating lease liabilities-current	(1,473)	(10,162)	(20,405)
Operating lease liabilities-non current	$ (935)	(6,448)	(11,882)
Previously Reported [Member]
Prepayments and other current assets		108,129
Operating lease right-of-use assets		16,342
Operating lease liabilities-current		(10,162)
Operating lease liabilities-non current		(6,448)
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Prepayments and other current assets		(109,489)
Operating lease right-of-use assets
Operating lease liabilities-current
Operating lease liabilities-non current
Accounting Standards Update 2016-02 [Member]
Prepayments and other current assets		(1,360)	(2,663)
Operating lease right-of-use assets		16,342	34,948
Operating lease liabilities-current		(10,162)	(20,405)
Operating lease liabilities-non current		¥ (6,448)	¥ (11,882)